UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06174

MFS INSTITUTIONAL TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: June 30

Date of reporting period: December 31, 2013

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

December 31, 2013

MFS® INSTITUTIONAL LARGE CAP VALUE FUND

ILV-SEM

MFS® INSTITUTIONAL LARGE CAP VALUE FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

As a new year begins, the global economy is recovering. U.S. economic growth accelerated in the second half of 2013. Now that the speculation is over regarding the timing of the U.S. Federal Reserve’s move to scale back its bond-buying program, investors are viewing the central bank’s decision to taper as a signal of confidence in the economic recovery.

The eurozone broke out of its lengthy recession halfway through the year. However, persistently high unemployment, particularly in Spain and Greece, continues to hinder the region’s economic growth.

China is progressing in its transition to a more consumption-based, domestic economy. Japan has succeeded in jump-starting its sluggish economy; driving down the yen’s value has made exports more attractive, leading to profit growth and a stock market surge. Although Japan could face a deterrent to growth in April, when its national sales tax rises to 8% from 5%, in the longer term the tax increase will help bolster the nation’s finances.

Managing risk in the face of uncertainty is always a top priority for investors. At MFS®, our collaborative process employs integrated, global research and active risk management. Our team of investment professionals shares ideas and evaluates opportunities that span continents, investment disciplines and asset classes. Our goal is to build better insights, and ultimately better results, for our clients.

We understand and appreciate the economic challenges investors face, and we believe in the value of maintaining a long-term view and employing time-tested principles, such as asset allocation and diversification. We are confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

February 14, 2014

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
JPMorgan Chase & Co.	4.0%
Philip Morris International, Inc.	3.6%
Johnson & Johnson	3.3%
Pfizer, Inc.	3.0%
Wells Fargo & Co.	3.0%
Lockheed Martin Corp.	3.0%
Exxon Mobil Corp.	2.4%
Accenture PLC, “A”	2.1%
Goldman Sachs Group, Inc.	2.1%
3M Co.	2.1%

Equity sectors
Financial Services	22.6%
Health Care	14.1%
Consumer Staples	12.5%
Industrial Goods & Services	12.1%
Leisure	6.7%
Energy	6.1%
Retailing	4.5%
Utilities & Communications	4.1%
Technology	4.0%
Basic Materials	4.0%
Special Products & Services	3.0%
Autos & Housing	2.7%
Transportation	2.3%

Percentages are based on net assets as of 12/31/13.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund Expenses Borne by the Shareholders During the Period,

July 1, 2013 through December 31, 2013

As a shareholder of the fund, you incur ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2013 through December 31, 2013.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 7/01/13	Ending Account Value 12/31/13	Expenses Paid During Period (p) 7/01/13-12/31/13
Actual	0.64%	$1,000.00	$1,165.83	$3.49
Hypothetical (h)	0.64%	$1,000.00	$1,021.98	$3.26

(h)	5% fund return per year before expenses.

(p)	Expenses paid are equal to the fund’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

PORTFOLIO OF INVESTMENTS

12/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

COMMON STOCKS – 98.6%
Issuer	Shares/Par	Value ($)

Aerospace – 7.8%
Honeywell International, Inc.	36,859	$3,367,805
Lockheed Martin Corp.	36,149	5,373,910
Northrop Grumman Corp.	15,185	1,740,353
United Technologies Corp.	32,128	3,656,166

		$14,138,234
Alcoholic Beverages – 1.6%
Diageo PLC, ADR	21,190	$2,805,980

Automotive – 1.9%
Delphi Automotive PLC	18,060	$1,085,948
General Motors Co. (a)	10,220	417,691
Johnson Controls, Inc.	38,762	1,988,491

		$3,492,130
Broadcasting – 3.5%
Omnicom Group, Inc.	29,693	$2,208,268
Viacom, Inc., “B”	17,250	1,506,615
Walt Disney Co.	33,172	2,534,341

		$6,249,224
Brokerage & Asset Managers – 2.3%
BlackRock, Inc.	5,376	$1,701,343
Franklin Resources, Inc.	29,416	1,698,186
NASDAQ OMX Group, Inc.	18,618	740,996

		$4,140,525
Business Services – 2.9%
Accenture PLC, “A”	45,987	$3,781,051
Fidelity National Information Services, Inc.	9,520	511,034
Fiserv, Inc. (a)	17,440	1,029,832

		$5,321,917
Cable TV – 1.0%
Comcast Corp., “Special A”	36,500	$1,820,620

Chemicals – 3.4%
3M Co.	26,555	$3,724,339
PPG Industries, Inc.	12,606	2,390,854

		$6,115,193

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – 1.4%
Oracle Corp.	65,133	$2,491,989

Computer Software – Systems – 2.1%
Hewlett-Packard Co.	12,488	$349,414
International Business Machines Corp.	18,235	3,420,339

		$3,769,753
Construction – 0.7%
Stanley Black & Decker, Inc.	16,190	$1,306,371

Consumer Products – 0.5%
Procter & Gamble Co.	11,723	$954,369

Containers – 0.3%
Crown Holdings, Inc. (a)	11,800	$525,926

Electrical Equipment – 2.9%
Danaher Corp.	30,424	$2,348,733
Pentair Ltd.	10,852	842,875
Tyco International Ltd.	48,270	1,981,001

		$5,172,609
Electronics – 0.6%
Intel Corp.	40,207	$1,043,774

Energy – Independent – 2.1%
Apache Corp.	9,144	$785,835
EOG Resources, Inc.	3,649	612,448
Occidental Petroleum Corp.	26,246	2,495,995

		$3,894,278
Energy – Integrated – 4.0%
Chevron Corp.	23,248	$2,903,908
Exxon Mobil Corp.	42,575	4,308,590

		$7,212,498
Food & Beverages – 5.0%
Coca-Cola Enterprises, Inc.	14,660	$646,946
DANONE S.A., ADR	101,610	1,475,377
Dr Pepper Snapple Group, Inc.	16,730	815,086
General Mills, Inc.	49,214	2,456,271
Kellogg Co.	8,067	492,652
Nestle S.A., ADR	43,205	3,179,456

		$9,065,788

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Food & Drug Stores – 1.8%
CVS Caremark Corp.	44,628	$3,194,026

General Merchandise – 1.7%
Kohl’s Corp.	7,870	$446,623
Target Corp.	42,500	2,688,975

		$3,135,598
Insurance – 7.3%
ACE Ltd.	19,318	$1,999,993
Aon PLC	19,706	1,653,136
Chubb Corp.	12,330	1,191,448
MetLife, Inc.	67,101	3,618,086
Prudential Financial, Inc.	24,324	2,243,159
Travelers Cos., Inc.	27,808	2,517,736

		$13,223,558
Leisure & Toys – 0.5%
Hasbro, Inc.	15,627	$859,641

Machinery & Tools – 1.3%
Eaton Corp. PLC	21,748	$1,655,458
Illinois Tool Works, Inc.	9,390	789,511

		$2,444,969
Major Banks – 12.2%
Bank of New York Mellon Corp.	76,326	$2,666,830
Goldman Sachs Group, Inc.	21,322	3,779,538
JPMorgan Chase & Co.	125,023	7,311,345
PNC Financial Services Group, Inc.	15,763	1,222,894
State Street Corp.	23,924	1,755,782
Wells Fargo & Co.	118,631	5,385,847

		$22,122,236
Medical & Health Technology & Services – 1.2%
Express Scripts Holding Co. (a)	22,150	$1,555,816
Quest Diagnostics, Inc.	11,560	618,922

		$2,174,738
Medical Equipment – 5.0%
Abbott Laboratories	53,060	$2,033,790
Covidien PLC	15,020	1,022,862
Medtronic, Inc.	35,309	2,026,384
St. Jude Medical, Inc.	23,909	1,481,163
Thermo Fisher Scientific, Inc.	21,690	2,415,182

		$8,979,381

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Other Banks & Diversified Financials – 0.8%
U.S. Bancorp	23,130	$934,452
Western Union Co.	29,517	509,168

		$1,443,620
Pharmaceuticals – 7.9%
Johnson & Johnson	65,574	$6,005,923
Merck & Co., Inc.	33,322	1,667,766
Pfizer, Inc.	178,843	5,477,961
Roche Holding Ltd., ADR	15,140	1,062,828
Zoetis, Inc.	1,570	51,323

		$14,265,801
Printing & Publishing – 0.8%
McGraw-Hill Cos., Inc.	9,650	$754,630
Moody’s Corp.	9,520	747,034

		$1,501,664
Railroad & Shipping – 0.6%
Canadian National Railway Co.	19,918	$1,135,724

Restaurants – 1.0%
McDonald’s Corp.	17,810	$1,728,104

Specialty Chemicals – 0.3%
Air Products & Chemicals, Inc.	3,856	$431,024
Valspar Corp.	2,310	164,680

		$595,704
Specialty Stores – 1.0%
Advance Auto Parts, Inc.	10,522	$1,164,575
Staples, Inc.	45,367	720,882

		$1,885,457
Telecommunications – Wireless – 1.3%
Vodafone Group PLC, ADR	57,770	$2,270,939

Telephone Services – 2.1%
AT&T, Inc.	49,423	$1,737,713
Verizon Communications, Inc.	43,100	2,117,934

		$3,855,647
Tobacco – 5.4%
Altria Group, Inc.	19,891	$763,615
Imperial Tobacco Group PLC, ADR	4,600	357,788

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Tobacco – continued
Lorillard, Inc.	41,140	$2,084,975
Philip Morris International, Inc.	75,684	6,594,347

		$9,800,725
Trucking – 1.7%
United Parcel Service, Inc., “B”	28,580	$3,003,186

Utilities – Electric Power – 0.7%
Duke Energy Corp.	8,500	$586,585
PPL Corp.	15,202	457,428
Public Service Enterprise Group, Inc.	8,123	260,261

		$1,304,274
Total Common Stocks (Identified Cost, $115,754,291)		$178,446,170

CONVERTIBLE PREFERRED STOCKS – 0.1%
Aerospace – 0.1%
United Technologies Corp., 7.5% (Identified Cost, $152,794)	3,040	$199,029

MONEY MARKET FUNDS – 1.2%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	2,237,151	$2,237,151
Total Investments (Identified Cost, $118,144,236)		$180,882,350

OTHER ASSETS, LESS LIABILITIES – 0.1%		91,155
Net Assets – 100.0%		$180,973,505

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See Notes to Financial Statements

8

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 12/31/13 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments –
Non-affiliated issuers, at value (identified cost, $115,907,085)	$178,645,199
Underlying affiliated funds, at cost and value	2,237,151
Total investments, at value (identified cost, $118,144,236)	$180,882,350
Receivables for
Fund shares sold	26,250
Dividends	264,103
Other assets	1,579
Total assets	$181,174,282
Liabilities
Payable to custodian	$113
Payable for fund shares reacquired	168,927
Payable to affiliates
Investment adviser	5,175
Shareholder servicing costs	196
Payable for independent Trustees’ compensation	11
Accrued expenses and other liabilities	26,355
Total liabilities	$200,777
Net assets	$180,973,505
Net assets consist of
Paid-in capital	$117,580,662
Unrealized appreciation (depreciation) on investments	62,738,114
Accumulated net realized gain (loss) on investments	647,173
Undistributed net investment income	7,556
Net assets	$180,973,505
Shares of beneficial interest outstanding	14,655,880
Net asset value per share (net assets of $180,973,505 / 14,655,880 shares of beneficial interest outstanding)	$12.35

See Notes to Financial Statements

9

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 12/31/13 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$2,049,278
Dividends from underlying affiliated funds	1,082
Foreign taxes withheld	(1,024)
Total investment income	$2,049,336
Expenses
Management fee	$478,748
Shareholder servicing costs	5,052
Administrative services fee	16,140
Independent Trustees’ compensation	2,424
Custodian fee	11,926
Shareholder communications	3,401
Audit and tax fees	24,046
Legal fees	859
Miscellaneous	17,962
Total expenses	$560,558
Reduction of expenses by investment adviser	(1,479)
Net expenses	$559,079
Net investment income	$1,490,257
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investments (identified cost basis)	$8,065,772
Change in unrealized appreciation (depreciation) on investments	$16,416,037
Net realized and unrealized gain (loss) on investments	$24,481,809
Change in net assets from operations	$25,972,066

See Notes to Financial Statements

10

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 12/31/13 (unaudited)	Year ended 6/30/13
Change in net assets
From operations
Net investment income	$1,490,257	$3,165,744
Net realized gain (loss) on investments	8,065,772	2,342,840
Net unrealized gain (loss) on investments	16,416,037	29,770,786
Change in net assets from operations	$25,972,066	$35,279,370
Distributions declared to shareholders
From net investment income	$(3,062,014)	$(3,014,139)
From net realized gain on investments	(8,168,112)	(2,868,148)
Total distributions declared to shareholders	$(11,230,126)	$(5,882,287)
Change in net assets from fund share transactions	$(5,650,787)	$5,584,261
Total change in net assets	$9,091,153	$34,981,344
Net assets
At beginning of period	171,882,352	136,901,008
At end of period (including undistributed net investment income of $7,556 and $1,579,313, respectively)	$180,973,505	$171,882,352

See Notes to Financial Statements

11

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 12/31/13 (unaudited)		Years ended 6/30
			2013	2012	2011	2010	2009

Net asset value, beginning of period	$11.33		$9.40	$9.65	$7.69	$7.14	$9.49
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.21	$0.19	$0.16	$0.15	$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	1.74		2.13	(0.03)	1.92	0.53 (g)	(2.34)
Total from investment operations	$1.84		$2.34	$0.16	$2.08	$0.68	$(2.16)
Less distributions declared to shareholders
From net investment income	$(0.22)		$(0.21)	$(0.19)	$(0.12)	$(0.13)	$(0.19)
From net realized gain on investments	(0.60)		(0.20)	(0.22)	—	—	—
Total distributions declared to shareholders	$(0.82)		$(0.41)	$(0.41)	$(0.12)	$(0.13)	$(0.19)
Net asset value, end of period (x)	$12.35		$11.33	$9.40	$9.65	$7.69	$7.14
Total return (%) (r)(s)(x)	16.58	(n)	25.60	2.14	27.12	9.45	(22.69)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.64	(a)	0.65	0.67	0.67	0.74	0.89
Expenses after expense reductions (f)	0.64	(a)	0.65	0.65	0.65	0.63	0.55
Net investment income	1.71	(a)	2.04	2.13	1.75	1.86	2.44
Portfolio turnover	12	(n)	19	18	28	22	34
Net assets at end of period (000 omitted)	$180,974		$171,882	$136,901	$152,715	$120,003	$45,799

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

12

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Institutional Large Cap Value Fund (the fund) is a series of MFS Institutional Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

13

Notes to Financial Statements (unaudited) – continued

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

14

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$178,645,199	$—	$—	$178,645,199
Mutual Funds	2,237,151	—	—	2,237,151
Total Investments	$180,882,350	$—	$—	$180,882,350

For further information regarding security characteristics, see the Portfolio of Investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended December 31, 2013, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result,

15

Notes to Financial Statements (unaudited) – continued

no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

6/30/13
Ordinary income (including any short-term capital gains)	$3,820,195
Long-term capital gain	2,062,092
Total distributions	$5,882,287

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 12/31/13
Cost of investments	$119,233,601
Gross appreciation	61,731,407
Gross depreciation	(82,658)
Net unrealized appreciation (depreciation)	$61,648,749

As of 6/30/13
Undistributed ordinary income	2,089,673
Undistributed long-term capital gain	1,328,518
Net unrealized appreciation (depreciation)	45,232,712

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

16

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.55% of the fund’s average daily net assets. MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended December 31, 2013, this management fee reduction amounted to $1,358, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended December 31, 2013 was equivalent to an annual effective rate of 0.55% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total fund operating expenses do not exceed 0.65% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until October 31, 2014. For the six months ended December 31, 2013, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund, for its services as shareholder servicing agent. For the six months ended December 31, 2013, the fee was $4,830, which equated to 0.0055% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended December 31, 2013, these costs amounted to $222.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended December 31, 2013 was equivalent to an annual effective rate of 0.0185% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and

17

Notes to Financial Statements (unaudited) – continued

the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended December 31, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $436 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $121, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $21,006,395 and $35,333,063, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 12/31/13		Year ended 6/30/13
	Shares	Amount	Shares	Amount
Shares sold	1,348,885	$16,172,474	3,140,559	$32,468,357
Shares issued to shareholders in reinvestment of distributions	524,942	6,183,821	373,657	3,613,264
Shares reacquired	(2,386,434)	(28,007,082)	(2,904,647)	(30,497,360)
Net change	(512,607)	$(5,650,787)	609,569	$5,584,261

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended December 31, 2013, the fund’s commitment fee and interest expense were $413 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

18

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,522,660	20,226,758	(19,512,267)	2,237,151

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,082	$2,237,151

19

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2013 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2012 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense

20

Board Review of Investment Advisory Agreement – continued

information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the Fund’s total return performance in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2012, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s shares was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s shares was in the 2nd quintile for the one-year period and the 3rd quintile for the five-year period ended December 31, 2012 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median, and the Fund’s total expense ratio was lower than the Lipper expense group median.

21

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the advisory fees charged by MFS to any comparable institutional separate accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional separate accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is not subject to any breakpoints. Taking into account the expense limitation noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the group fee waiver was sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement. The Trustees also considered the nature, extent and quality of certain other services MFS

22

Board Review of Investment Advisory Agreement – continued

performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2013.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available on the MFS web site (mfs.com) by clicking the “Institutions & Consultants” role, then choosing the United States, then “US Institutional Trust & Reports,” then “Fact Sheets, Prospectuses & Reports,” then a fund name.

23

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by clicking on the “Institutions & Consultants” role, then choosing the United States, and then either visiting the “Commentary & Announcements” and “Research & Commentary” sections or by clicking the fund’s name under “US Institutional Trust” in the “US Institutional Trust & Reports” section.

24

CONTACT US

WEBSITE

mfs.com

CALL

1-800-637-2262

WRITE

MFS Investment Management®

111 Huntington Avenue

Boston, MA 02199-7618

SEMIANNUAL REPORT

December 31, 2013

MFS® INSTITUTIONAL INTERNATIONAL EQUITY FUND

IIE-SEM

MFS® INSTITUTIONAL INTERNATIONAL EQUITY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

As a new year begins, the global economy is recovering. U.S. economic growth accelerated in the second half of 2013. Now that the speculation is over regarding the timing of the U.S. Federal Reserve’s move to scale back its bond-buying program, investors are viewing the central bank’s decision to taper as a signal of confidence in the economic recovery.

The eurozone broke out of its lengthy recession halfway through the year. However, persistently high unemployment, particularly in Spain and Greece, continues to hinder the region’s economic growth.

China is progressing in its transition to a more consumption-based, domestic economy. Japan has succeeded in jump-starting its sluggish economy; driving down the yen’s value has made exports more attractive, leading to profit growth and a stock market surge. Although Japan could face a deterrent to growth in April, when its national sales tax rises to 8% from 5%, in the longer term the tax increase will help bolster the nation’s finances.

Managing risk in the face of uncertainty is always a top priority for investors. At MFS®, our collaborative process employs integrated, global research and active risk management. Our team of investment professionals shares ideas and evaluates opportunities that span continents, investment disciplines and asset classes. Our goal is to build better insights, and ultimately better results, for our clients.

We understand and appreciate the economic challenges investors face, and we believe in the value of maintaining a long-term view and employing time-tested principles, such as asset allocation and diversification. We are confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

February 14, 2014

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Bayer AG	4.4%
Nestle S.A.	3.4%
HSBC Holdings PLC	2.9%
Compass Group PLC	2.8%
WPP Group PLC	2.7%
Honda Motor Co. Ltd.	2.5%
Randstad Holding N.V.	2.3%
Schneider Electric S.A.	2.3%
ING Groep N.V.	2.2%
DENSO Corp.	2.1%

Equity sectors
Financial Services	19.8%
Consumer Staples	14.6%
Health Care	9.5%
Technology	9.2%
Basic Materials	9.0%
Special Products & Services	8.7%
Retailing	5.5%
Autos & Housing	5.5%
Industrial Goods & Services	4.9%
Energy	4.1%
Leisure	3.9%
Transportation	2.5%
Utilities & Communications	2.0%

Issuer country weightings (x)
United Kingdom	20.8%
France	12.7%
Germany	12.1%
Japan	12.1%
Switzerland	10.6%
Netherlands	7.9%
Canada	3.6%
United States	3.2%
Hong Kong	2.6%
Other Countries	14.4%

Currency exposure weightings (y)
Euro	35.5%
British Pound Sterling	20.8%
Japanese Yen	12.1%
Swiss Franc	10.6%
United States Dollar	6.8%
Hong Kong Dollar	3.3%
Taiwan Dollar	2.4%
Indian Rupee	2.3%
Singapore Dollar	1.7%
Other Currencies	4.5%

Portfolio Composition – continued

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets.

Percentages are based on net assets as of 12/31/13.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund Expenses Borne by the Shareholders During the Period,

July 1, 2013 through December 31, 2013

As a shareholder of the fund, you incur ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2013 through December 31, 2013.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value 7/01/13	Ending Account Value 12/31/13	Expenses Paid During Period (p) 7/01/13-12/31/13
Actual	0.71%	$1,000.00	$1,166.84	$3.88
Hypothetical (h)	0.71%	$1,000.00	$1,021.63	$3.62

(h)	5% fund return per year before expenses.
(p)	Expenses paid are equal to the fund’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

PORTFOLIO OF INVESTMENTS

12/31/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

COMMON STOCKS – 99.2%
Issuer	Shares/Par	Value ($)
Aerospace – 0.4%
MTU Aero Engines AG	265,020	$26,027,939

Alcoholic Beverages – 5.1%
Diageo PLC	3,044,824	$100,841,527
Heineken N.V.	1,657,082	111,885,111
Pernod Ricard S.A.	1,142,786	130,188,145

		$342,914,783
Apparel Manufacturers – 3.3%
Li & Fung Ltd.	66,875,669	$86,418,322
LVMH Moet Hennessy Louis Vuitton S.A.	735,747	134,213,365

		$220,631,687
Automotive – 5.4%
Delphi Automotive PLC	875,224	$52,627,219
DENSO Corp.	2,712,400	142,947,678
Honda Motor Co. Ltd.	4,055,600	166,752,901

		$362,327,798
Broadcasting – 2.7%
WPP Group PLC	7,921,021	$181,012,045

Brokerage & Asset Managers – 0.5%
BM&F Bovespa S.A.	6,472,700	$30,343,568

Business Services – 7.4%
Amadeus Holdings AG	2,536,837	$108,554,170
Compass Group PLC	11,732,870	188,073,168
Hays PLC	19,022,657	40,887,739
Randstad Holding N.V.	2,392,641	155,196,878

		$492,711,955
Computer Software – 3.1%
Check Point Software Technologies Ltd. (a)	673,135	$43,430,670
Dassault Systemes S.A.	297,758	36,960,526
SAP AG	1,479,745	126,843,546

		$207,234,742
Computer Software – Systems – 1.3%
Canon, Inc.	281,900	$8,913,940
Hon Hai Precision Industry Co. Ltd.	20,182,554	54,242,709

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Computer Software – Systems – continued
NCR Corp. (a)	762,767	$25,979,844

		$89,136,493
Conglomerates – 1.3%
Smiths Group PLC	3,567,294	$87,427,456

Construction – 0.0%
Rinnai Corp.	30,300	$2,356,443

Consumer Products – 3.3%
Beiersdorf AG	1,070,526	$108,451,295
Reckitt Benckiser Group PLC	1,440,766	114,353,143

		$222,804,438
Electrical Equipment – 3.3%
Legrand S.A.	1,216,246	$67,027,977
Schneider Electric S.A.	1,766,870	154,105,308

		$221,133,285
Electronics – 4.8%
Hoya Corp.	3,694,000	$102,496,135
Kyocera Corp.	1,256,300	62,630,092
Samsung Electronics Co. Ltd.	39,616	51,502,489
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5,912,426	103,112,709

		$319,741,425
Energy – Independent – 1.9%
INPEX Corp.	5,509,500	$70,523,274
Reliance Industries Ltd.	3,990,647	57,754,865

		$128,278,139
Energy – Integrated – 1.7%
BG Group PLC	5,320,591	$114,317,960

Food & Beverages – 5.4%
Groupe Danone	1,861,295	$133,969,732
Nestle S.A.	3,142,392	230,029,928

		$363,999,660
Food & Drug Stores – 1.0%
Lawson, Inc.	435,300	$32,530,728
Shoppers Drug Mart Corp.	676,596	37,063,894

		$69,594,622

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Insurance – 4.5%
AIA Group Ltd.	16,981,306	$85,608,422
ING Groep N.V. (a)	10,641,667	147,861,389
Swiss Re Ltd.	741,373	68,190,858

		$301,660,669
Machinery & Tools – 1.3%
Fanuc Ltd.	455,700	$83,299,069

Major Banks – 7.2%
Banco Santander S.A.	4,086,854	$36,578,587
Barclays PLC	24,284,344	109,361,048
HSBC Holdings PLC	17,957,969	196,981,194
Standard Chartered PLC	6,088,090	137,109,390

		$480,030,219
Medical Equipment – 0.8%
Sonova Holding AG	396,225	$53,300,824

Metals & Mining – 1.9%
Rio Tinto PLC	2,220,109	$125,346,502

Natural Gas – Distribution – 0.8%
GDF Suez	2,341,605	$55,068,910

Oil Services – 0.5%
Saipem S.p.A.	1,603,347	$34,321,073

Other Banks & Diversified Financials – 7.6%
DBS Group Holdings Ltd.	6,275,351	$85,033,878
Housing Development Finance Corp. Ltd.	4,054,782	52,091,707
ICICI Bank Ltd.	2,499,189	44,393,888
Itau Unibanco Holding S.A., ADR	4,416,173	59,927,468
Julius Baer Group Ltd.	2,101,698	100,932,394
Komercni Banka A.S.	59,765	13,341,671
Sberbank of Russia, ADR	2,490,304	31,328,024
UBS AG	6,522,129	123,708,786

		$510,757,816
Pharmaceuticals – 8.7%
Bayer AG	2,107,528	$295,586,316
Merck KGaA	662,715	118,748,539
Roche Holding AG	337,893	94,392,619
Valeant Pharmaceuticals International, Inc. (a)	617,554	72,500,840

		$581,228,314

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
COMMON STOCKS – continued
Railroad & Shipping – 2.5%
Canadian National Railway Co.	2,256,814	$128,683,534
Kuehne & Nagel International AG	312,363	41,004,100

		$169,687,634
Restaurants – 1.2%
YUM! Brands, Inc.	1,074,531	$81,245,289

Specialty Chemicals – 7.2%
Akzo Nobel N.V.	1,467,793	$113,764,142
L’Air Liquide S.A.	1,008,427	142,613,724
Linde AG	652,131	136,409,624
Shin-Etsu Chemical Co. Ltd.	1,497,500	87,310,322

		$480,097,812
Specialty Stores – 1.2%
Hennes & Mauritz AB, “B”	1,738,784	$80,074,601

Telephone Services – 1.2%
China Unicom (Hong Kong) Ltd.	33,032,954	$49,587,519
Singapore Telecommunications Ltd.	9,566,589	27,745,723

		$77,333,242
Tobacco – 0.7%
Japan Tobacco, Inc.	1,533,700	$49,807,749
Total Common Stocks (Identified Cost, $5,221,222,374)		$6,645,254,161

MONEY MARKET FUNDS – 0.6%
MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	35,398,814	$35,398,814
Total Investments (Identified Cost, $5,256,621,188)		$6,680,652,975

OTHER ASSETS, LESS LIABILITIES – 0.2%		16,578,360
Net Assets – 100.0%		$6,697,231,335

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 12/31/13 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments –
Non-affiliated issuers, at value (identified cost, $5,221,222,374)	$6,645,254,161
Underlying affiliated funds, at cost and value	35,398,814
Total investments, at value (identified cost, $5,256,621,188)	$6,680,652,975
Receivables for
Fund shares sold	17,276,356
Dividends	4,788,491
Other assets	41,450
Total assets	$6,702,759,272
Liabilities
Payable to custodian	$12,970
Payables for
Investments purchased	82,790
Fund shares reacquired	4,571,752
Payable to affiliates
Investment adviser	233,634
Shareholder servicing costs	584
Payable for independent Trustees’ compensation	7
Deferred country tax expense payable	389,091
Accrued expenses and other liabilities	237,109
Total liabilities	$5,527,937
Net assets	$6,697,231,335
Net assets consist of
Paid-in capital	$5,244,058,990
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $389,091 deferred country tax)	1,423,787,903
Accumulated net realized gain (loss) on investments and foreign currency	11,290,774
Undistributed net investment income	18,093,668
Net assets	$6,697,231,335
Shares of beneficial interest outstanding	298,606,660
Net asset value per share (net assets of $6,697,231,335 / 298,606,660 shares of beneficial interest outstanding)	$22.43

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 12/31/13 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$43,987,882
Interest	300,123
Dividends from underlying affiliated funds	21,456
Foreign taxes withheld	(2,184,216)
Total investment income	$42,125,245
Expenses
Management fee	$21,505,880
Shareholder servicing costs	78,537
Administrative services fee	244,413
Independent Trustees’ compensation	31,501
Custodian fee	504,645
Shareholder communications	46,042
Audit and tax fees	30,085
Legal fees	23,804
Miscellaneous	117,814
Total expenses	$22,582,721
Fees paid indirectly	(326)
Reduction of expenses by investment adviser	(54,469)
Net expenses	$22,527,926
Net investment income	$19,597,319
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$39,650,870
Foreign currency	(181,168)
Net realized gain (loss) on investments and foreign currency	$39,469,702
Change in unrealized appreciation (depreciation)
Investments (net of $361,430 increase in deferred country tax)	$902,636,903
Translation of assets and liabilities in foreign currencies	331,081
Net unrealized gain (loss) on investments and foreign currency translation	$902,967,984
Net realized and unrealized gain (loss) on investments and foreign currency	$942,437,686
Change in net assets from operations	$962,035,005

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 12/31/13 (unaudited)	Year ended 6/30/13
Change in net assets
From operations
Net investment income	$19,597,319	$90,089,588
Net realized gain (loss) on investments and foreign currency	39,469,702	121,489,516
Net unrealized gain (loss) on investments and foreign currency translation	902,967,984	434,302,002
Change in net assets from operations	$962,035,005	$645,881,106
Distributions declared to shareholders
From net investment income	$(90,001,907)	$(60,000,108)
From net realized gain on investments	(19,582,286)	—
Total distributions declared to shareholders	$(109,584,193)	$(60,000,108)
Change in net assets from fund share transactions	$57,894,518	$1,744,402,965
Total change in net assets	$910,345,330	$2,330,283,963
Net assets
At beginning of period	5,786,886,005	3,456,602,042
At end of period (including undistributed net investment income of $18,093,668 and $88,498,256, respectively)	$6,697,231,335	$5,786,886,005

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 12/31/13 (unaudited)		Years ended 6/30
			2013	2012	2011	2010	2009

Net asset value, beginning of period	$19.56		$16.92	$19.21	$14.53	$13.06	$18.56
Income (loss) from investment operations
Net investment income (d)	$0.07	(l)	$0.36	$0.33	$0.32	$0.25	$0.31
Net realized and unrealized gain (loss) on investments and foreign currency	3.18		2.53	(2.32)	4.60	1.51	(5.32)
Total from investment operations	$3.25		$2.89	$(1.99)	$4.92	$1.76	$(5.01)
Less distributions declared to shareholders
From net investment income	$(0.31)		$(0.25)	$(0.30)	$(0.24)	$(0.29)	$(0.32)
From net realized gain on investments	(0.07)		—	—	—	—	(0.17)
Total distributions declared to shareholders	$(0.38)		$(0.25)	$(0.30)	$(0.24)	$(0.29)	$(0.49)
Net asset value, end of period (x)	$22.43		$19.56	$16.92	$19.21	$14.53	$13.06
Total return (%) (r)(s)(x)	16.68	(n)	17.16	(10.23)	34.03	13.22	(26.80)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.71	(a)	0.74	0.77	0.78	0.79	0.83
Expenses after expense reductions (f)	0.71	(a)	0.74	0.75	0.75	0.75	0.75
Net investment income	0.62	(a)(l)	1.91	1.97	1.83	1.62	2.30
Portfolio turnover	7	(n)	18	22	29	23	27
Net assets at end of period (000 omitted)	$6,697,231		$5,786,886	$3,456,602	$3,311,273	$2,345,248	$1,993,802

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Institutional International Equity Fund (the fund) is a series of MFS Institutional Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential

Notes to Financial Statements (unaudited) – continued

impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from

Notes to Financial Statements (unaudited) – continued

quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$1,395,711,173	$—	$—	$1,395,711,173
France	854,147,687	—	—	854,147,687
Germany	812,067,258	—	—	812,067,258
Japan	809,568,331	—	—	809,568,331
Switzerland	711,559,509	—	—	711,559,509
Netherlands	528,707,519	—	—	528,707,519
Canada	238,248,268	—	—	238,248,268
Hong Kong	—	172,026,744	—	172,026,744
United States	159,852,352	—	—	159,852,352
Other Countries	900,436,129	62,929,191	—	963,365,320
Mutual Funds	35,398,814	—	—	35,398,814
Total Investments	$6,445,697,040	$234,955,935	$—	$6,680,652,975

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $13,341,671 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $3,888,852,936 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Repurchase Agreements – The fund enters into repurchase agreements under the terms of Master Repurchase Agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily

Notes to Financial Statements (unaudited) – continued

basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. Upon an event of default under a Master Repurchase Agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default, the Master Repurchase Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. In the event of Borrower default, Chase will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, Chase assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, Chase is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. On loans collateralized by cash, the cash collateral is invested in repurchase agreements with approved counterparties. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At December 31, 2013, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business,

Notes to Financial Statements (unaudited) – continued

the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended December 31, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

6/30/13
Ordinary income (including any short-term capital gains)	$60,000,108

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 12/31/13
Cost of investments	$5,284,397,344
Gross appreciation	1,496,176,720
Gross depreciation	(99,921,089)
Net unrealized appreciation (depreciation)	$1,396,255,631

As of 6/30/13
Undistributed ordinary income	88,638,083
Undistributed long-term capital gain	19,179,514
Other temporary differences	(353,362)
Net unrealized appreciation (depreciation)	493,257,298

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Next $1.5 billion of average daily net assets	0.70%
Average daily net assets in excess of $2.5 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended December 31, 2013, this management fee reduction amounted to $50,411, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended December 31, 2013 was equivalent to an annual effective rate of 0.68% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses do not exceed 0.75% of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until October 31, 2014. For the six months ended December 31, 2013, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund, for its services as shareholder servicing agent. For the six months ended December 31, 2013, the fee was $76,498, which equated to 0.0024% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended December 31, 2013, these costs amounted to $2,039.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended December 31, 2013 was equivalent to an annual effective rate of 0.0077% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or to officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended December 31, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $14,783 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $4,058, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $663,963,190 and $427,017,845, respectively.

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 12/31/13		Year ended 6/30/13
	Shares	Amount	Shares	Amount
Shares sold	30,444,762	$657,383,353	134,173,479	$2,563,256,694
Shares issued to shareholders in reinvestment of distributions	4,719,225	100,849,844	2,765,793	52,024,562
Shares reacquired	(32,379,620)	(700,338,679)	(45,466,852)	(870,878,291)
Net change	2,784,367	$57,894,518	91,472,420	$1,744,402,965

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended December 31, 2013, the fund’s commitment fee and interest expense were $13,877 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,409	615,847,772	(580,453,367)	35,398,814

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$21,456	$35,398,814

(8) Redemptions In-Kind

On October 18, 2013, the fund recorded redemption proceeds for a distribution in-kind of portfolio securities that were valued at $204,571,325. The redeeming shareholder generally receives a pro rata share of the securities held by the fund. The distribution of such securities generated a realized gain of $82,468,342 for the fund.

Notes to Financial Statements (unaudited) – continued

(9) Subsequent Event

On January 27, 2014, the fund recorded redemption proceeds for a distribution in-kind of portfolio securities that were valued at $74,227,669. The redeeming shareholder generally receives a pro rata share of the securities held by the fund. The distribution of such securities generated a realized gain of $27,928,895 for the fund.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2013 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2012 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to

Board Review of Investment Advisory Agreement – continued

the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the Fund’s total return performance in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2012, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s shares was in the 1st quintile for each of the one-and five-year periods ended December 31, 2012 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the advisory fees charged by MFS to any comparable institutional separate accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional separate accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional separate accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the existing breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending

Board Review of Investment Advisory Agreement – continued

programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2013.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available on the MFS web site (mfs.com) by clicking the “Institutions & Consultants” role, then choosing the United States, then “US Institutional Trust & Reports,” then “Fact Sheets, Prospectuses & Reports,” then a fund name.

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available on mfs.com by clicking on the “Institutions & Consultants” role, then choosing the United States, and then either visiting the “Commentary & Announcements” and “Research & Commentary” sections or by clicking the fund’s name under “US Institutional Trust” in the “US Institutional Trust & Reports” section.

CONTACT US

WEBSITE

mfs.com

CALL

1-800-637-2262

WRITE

MFS Investment Management®

111 Huntington Avenue

Boston, MA 02199-7618

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS INSTITUTIONAL TRUST

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: February 14, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: February 14, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 14, 2014

*	Print name and title of each signing officer under his or her signature.